12 Months Ended
Nov. 01, 2014

JPMORGAN TRUST II

J.P. Morgan Specialty Funds

JPMorgan Multi-Cap Market Neutral Fund

(all Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 1, 2015

to the Prospectuses dated November 1, 2014, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan Multi-Cap Market Neutral Fund

The tables below replace the corresponding tables on pages 33 and 34 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.78	1.81	1.68
Dividend Expenses on Short Sales	1.29	1.29	1.29
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.24	0.27	0.14
Acquired Fund Fees and Expenses	0.03	0.03	0.03
Total Annual Fund Operating Expenses[1]	2.86	3.39	2.51
Fee Waivers and Expense Reimbursements[1,3]	(0.29)	(0.32)	(0.20)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.57	3.07	2.31

[1]
As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

[2]
“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

[3]
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 11/1/15) interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99%, respectively, of their average daily net assets. This waiver is in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	771	1,339	1,930	3,524
CLASS C SHARES ($)	410	1,012	1,737	3,655
SELECT CLASS SHARES ($)	234	763	1,318	2,831

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	771	1,339	1,930	3,524
CLASS C SHARES ($)	310	1,012	1,737	3,655
SELECT CLASS SHARES ($)	234	763	1,318	2,831

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE